UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

FORM N-Q

JUNE 30, 2007

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2007

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 103.0%
Education — 10.3%
	ABAG Finance Authority for Nonprofit Corp., CA:
$7,015,000	Brandeis Hillel Day School, LOC-Allied Irish Bank PLC, 3.650%, 7/5/07 (a)	$7,015,000
10,265,000	Francis Parker School Project, LOC-Bank of New York, 3.650%, 7/5/07 (a)	10,265,000
11,285,000	Head Royce School, LOC-Bank of America, 3.650%, 7/5/07 (a)	11,285,000
15,000,000	Valley Christian Schools, LOC-Bank of America, 3.750%, 7/5/07 (a)	15,000,000
	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital Improvement Financing Projects:
3,735,000	Series B, LOC-Scotiabank, 3.660%, 7/5/07 (a)	3,735,000
4,290,000	Series D, LOC-Bank of Nova Scotia, 3.660%, 7/5/07 (a)	4,290,000
13,015,000	Series L, LOC-Scotiabank, 3.660%, 7/5/07 (a)	13,015,000
8,395,000	Series M, LOC-Bank of Nova Scotia, 3.660%, 7/5/07 (a)	8,395,000
	California EFA Revenue:
7,100,000	3.670% due 8/23/07	7,100,000
4,375,000	Stanford University, Series L-6, 3.660%, 7/4/07 (a)	4,375,000
	California MFA Revenue:
3,525,000	St. Andrews Parish, LOC-Allied Irish Bank PLC, 3.650%, 7/5/07 (a)	3,525,000
5,000,000	Trinity School, LOC-Comerica Bank, 3.650%, 7/5/07 (a)	5,000,000
	California Statewide CDA:
10,000,000	3.600% due 8/8/07	10,000,000
6,000,000	3.700% due 8/9/07	6,000,000
5,000,000	3.680% due 9/5/07	5,000,000
2,000,000	3.680% due 9/10/07	2,000,000
20,250,000	Revenue, Concordia University Project, Series A, LOC-U.S. Bank, 3.850%, 7/2/07 (a)	20,250,000
5,500,000	Webb Schools, LOC-Bank of New York, 3.650%, 7/5/07 (a)	5,500,000
5,500,000	Citrus, CA, Community College District, Series 1745, MBIA-Insured, LOC-Morgan Stanley, 3.750%, 7/5/07 (a)	5,500,000
5,415,000	El Monte, CA, Union High School District, Series PT-2717, MBIA-Insured, SPA-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	5,415,000
4,325,000	Los Angeles, CA, COP, Loyola High School, Series A, LOC-Allied Irish Bank PLC, 3.650%, 7/5/07 (a)	4,325,000
13,000,000	Rio Linda, CA, USD, Series 1679, FSA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	13,000,000
3,000,000	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 3.700%, 7/4/07 (a)	3,000,000
	University of California Board of Regents:
18,000,000	3.690% due 8/2/07	18,000,000
17,500,000	3.650% due 8/6/07	17,500,000
14,000,000	3.700% due 8/6/07	14,000,000
20,000,000	3.700% due 8/9/07	20,000,000
	Series A, TECP:
11,960,000	3.660% due 7/9/07	11,960,000
15,600,000	3.640% due 9/10/07	15,600,000

	Total Education	270,050,000

Finance — 4.9%
6,630,000	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital Improvement Financing Project, Series H, AMBAC-Insured, SPA-Dexia Credit Local, 3.630%, 7/5/07 (a)	6,630,000
28,125,000	California Infrastructure & Economic Development Bank Revenue, ISO, Series A, AMBAC-Insured, SPA-Bank of America, JPMorgan Chase, 3.700%, 7/4/07 (a)	28,125,000
8,230,000	California MFA Revenue, Notre Dame High School, LOC-Comerica Bank, 3.650%, 7/5/07 (a)	8,230,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

Finance — 4.9% (continued)
	California State Economic Recovery Bonds:
$5,100,000	Series C-01, 3.830%, 7/2/07 (a)	$5,100,000
27,570,000	Series C-04, SPA-JPMorgan Chase, 3.810%, 7/2/07 (a)	27,570,000
1,925,000	Series C-05, SPA-Bank of America, 3.880%, 7/3/07 (a)	1,925,000
2,200,000	Series C-08, ST GTD-Insured, LOC-Lloyds TSB Bank, 3.850%, 7/2/07 (a)	2,200,000
1,120,000	Series C-09, LOC-Bank of Nova Scotia, 3.850%, 7/2/07 (a)	1,120,000
24,141,000	Series C-11, LOC-BNP Paribas, 3.620%, 7/4/07 (a)	24,141,000
7,300,000	Series C-16, FSA-Insured, SPA-Dexia Credit Local, 3.710%, 7/4/07 (a)	7,300,000
4,850,000	Puerto Rico, MFA, Floats PA 610R, FSA-Insured, SPA-Merrill Lynch, PART, 3.740%, 7/5/07 (a)	4,850,000
11,090,000	South Orange County CA, Public Finance Authority MSTC, Series 2030, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.730%, 7/5/07 (a)(b)	11,090,000

	Total Finance	128,281,000

General Obligation — 17.0%
30,130,000	Arcadia, CA, USD, GO, Series 1709, FSA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	30,130,000
	California State, GO:
20,000,000	3.660% due 7/6/07	20,000,000
16,400,000	3.700% due 7/6/07	16,400,000
8,200,000	3.700% due 7/9/07	8,200,000
10,000,000	3.750% due 7/9/07	10,000,000
	TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank PLC, National Australia Bank, Royal Bank of Scotland, Societe Generale:
12,000,000	3.720% due 7/9/07	12,000,000
16,800,000	3.780% due 7/10/07	16,800,000
6,170,000	Golden West Schools Financing Authority, GO, Series PT-3070, MBIA-Insured, LIQ-Merrill Lynch, 3.750%, 7/5/07 (a)	6,170,000
50,000,000	Kern County, CA, GO, TRAN, 4.500% due 6/30/08	50,427,000
50,000,000	Los Angeles County, CA, GO, TRAN, 4.500% due 6/30/08	50,418,000
5,245,000	Los Angeles, CA, Community College District, GO, Series PT-2585, FSA-Insured, LIQ-Merrill Lynch, 3.750%, 7/5/07 (a)	5,245,000
3,410,000	Los Angeles, CA, USD, GO, Series 1726, AMBAC-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	3,410,000
2,010,000	Palomar Pomerado Health, GO, Floats, PT-2995, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	2,010,000
	Palomar, CA, Community College District, GO:
9,305,000	Series 1772, FSA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	9,305,000
24,615,000	Series 1778, FSA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	24,615,000
7,547,500	Poway, CA, USD, GO, Series 1506, FSA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	7,547,500
4,450,000	Puerto Rico Commonwealth, PA 620, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.740%, 7/5/07 (a)	4,450,000
	Puttable Floating Option Tax-Exempt Receipts, GO:
11,925,000	Foothill de Anza, Series PT-4116, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	11,925,000
6,575,000	Los Angeles, CA, USD, Series PT-4103, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	6,575,000
	Palomar Community:
3,995,000	Series PT-4106, FSA-Insured, SPA-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	3,995,000
20,805,000	Series PT-4107, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	20,805,000
4,005,000	Series PT-3936, California State, AMBAC-Insured, LIQ-Merrill Lynch, 3.750%, 7/5/07 (a)	4,005,000
4,950,000	Series PT-3994, Allan Hancock, CA, Joint Community College District, FSA-Insured, SPA-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	4,950,000
2,000,000	Rancho Santiago, CA, Community College District, GO, Series 2550, FSA-Insured, SPA-Merrill Lynch, 3.750%, 7/5/07 (a)	2,000,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

General Obligation — 17.0% (continued)
	Sacramento County, CA, GO, TRAN:
$17,175,000	4.500% due 7/17/07	$17,181,409
25,000,000	4.500% due 7/9/08	25,203,250
22,565,000	San Diego, CA, GO, USD, MSTC, SGA-120, PART, MBIA-Insured, LIQ-Societe Generale, 3.750%, 7/4/07 (a)	22,565,000
4,725,000	Vacaville, CA, USD, GO, Series PT-3068, MBIA-Insured, SPA-Merrill Lynch, 3.750%, 7/5/07 (a)	4,725,000
40,000,000	Ventura County, CA, GO, TRAN, 4.500% due 7/1/08	40,342,400
4,430,000	West Contra Costa, CA, USD, GO, Series PT-1828, FGIC-Insured, SPA-Merrill Lynch, 3.750%, 7/5/07 (a)	4,430,000

	Total General Obligation	445,829,559

Hospitals — 7.0%
	California Health Facilities Finance Authority:
30,000,000	3.690% due 8/1/07	30,000,000
15,000,000	3.700% due 8/9/07	15,000,000
27,500,000	3.680% due 9/5/07	27,500,000
	California Statewide CDA Revenue COP:
6,455,000	House Ear Institute, LOC-JPMorgan Chase, 3.820%, 7/2/07 (a)	6,455,000
5,000,000	Series E, FSA-Insured, SPA-Wachovia Bank, 3.770%, 7/4/07 (a)	5,000,000
10,375,000	Delano, CA, COP, Delano Regional Medical Center, LOC-Comerica Bank, 3.740%, 7/5/07 (a)	10,375,000
69,970,000	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA-Landesbank Hessen-Thuringen, 3.680%, 7/5/07 (a)	69,970,000
19,240,000	Turlock, CA, Health Facility Revenue, COP, Emanuel Medical Center Inc., Series B, LOC-US-Bank NA, 3.680%, 7/5/07 (a)	19,240,000

	Total Hospitals	183,540,000

Housing: Multi-Family — 7.6%
	California Housing Finance Agency Revenue:
11,675,000	Home Mortgage, Series U, MBIA-Insured, SPA-Bank of New York, 3.980%, 7/2/07 (a)(c)	11,675,000
9,600,000	MFH III, Series E, SPA-FNMA, 3.750%, 7/4/07 (a)(c)	9,600,000
16,040,000	MFH, Series C, SPA-FNMA, 3.760%, 7/5/07 (a)(c)	16,040,000
	California Statewide CDA Multifamily Revenue:
8,200,000	Coventry Place Apartments, Series JJ, FNMA-Insured, 3.700%, 7/5/07 (a)(c)	8,200,000
10,000,000	Refunding, Housing, IAC Project, Series W-3, LOC-Wells Fargo Bank NW N.A., 3.800%, 7/4/07 (a)(c)	10,000,000
11,805,000	California Statewide CDA, MFH Revenue, Arbor Ridge Apartments, Series X, LIQ-Fannie Mae, 3.750%, 7/5/07 (a)(c)	11,805,000
23,295,000	California, HFA Revenue, Home Mortgage, Series K, LIQ-Bank of Nova Scotia and State Street Bank & Trust, 3.760%, 7/4/07 (a)(c)	23,295,000
6,955,000	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B, FHLMC-Collateralized, 3.670%, 7/5/07 (a)	6,955,000
10,700,000	Daly City, CA, HFA, Multifamily Revenue, Refunding, Serramonte Del Rey, Series A, 3.670%, 7/5/07 (a)	10,700,000
7,250,000	Fresno, CA, MFH Revenue, Heron Pointe Apartments, Series A, FNMA-Insured, LIQ-FNMA, 3.670%, 7/5/07 (a)	7,250,000
4,410,000	Orange County, CA, Housing Authority, Apartment Development Revenue, Refunding, Oasis Martinique I, LIQ-FNMA, 3.680%, 7/5/07 (a)	4,410,000
13,725,000	Orange County, CA, Apartment Development Revenue, Wood Canyon Villas, Issue E, FNMA-Collateralized, 3.700%, 7/5/07 (a)(c)	13,725,000
23,400,000	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment, Series A, FNMA-Collateralized, 3.750%, 7/5/07 (a)(c)	23,400,000
14,400,000	Sacramento County, CA, Housing Authority MFH Revenue, Seasons at Winter, Series C-1, LIQ-FHLMC, 3.730%, 7/5/07 (a)(c)	14,400,000
4,900,000	San Jose, CA, MFH Housing Revenue, Foxchase, Series B, LIQ-FNMA, 3.680%, 7/5/07 (a)	4,900,000
23,900,000	San Jose, CA, MFH Revenue, Cinnabar Commons, Series C, LOC-Bank of America, 3.750%, 7/5/07 (a)(c)	23,900,000

	Total Housing: Multi-Family	200,255,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

Housing: Single Family — 2.5%
	California HFA, Home Mortgage:
$31,995,000	Series D, LIQ-Westdeutsche Landesbank, Bayerische Landesbank, 3.760%, 7/4/07 (a)(c)	$31,995,000
4,965,000	Series N, FSA-Insured, SPA-Bank of New York, 3.900%, 7/2/07 (a)(c)	4,965,000
10,000,000	California HFA Revenue, Home Mortgage, Series J, FSA-Insured, LIQ-Lloyds TSB Bank PLC, 3.980%, 7/2/07 (a)(c)	10,000,000
	California Housing Finance Agency Revenue, Home Mortgage:
11,325,000	Series C, SPA-Calyon Bank, 3.900%, 7/2/07 (a)(c)	11,325,000
6,000,000	Series H, SPA-Dexia Credit Local, 3.990%, 7/2/07 (a)(c)	6,000,000

	Total Housing: Single Family	64,285,000

Industrial Development — 0.8%
18,800,000	California Infrastructure & Economic Development Bank Revenue, Asian Art Museum Foundation, MBIA-Insured, SPA-JPMorgan Chase, 3.810%, 7/2/07 (a)	18,800,000
1,700,000	California Statewide CDA, A&B Die Casting Corp., Series A, LOC-Bank of America, 3.710%, 7/5/07 (a)(c)	1,700,000

	Total Industrial Development	20,500,000

Life Care Systems — 2.0%
	ABAG Finance Authority for Nonprofit Corp.:
6,070,000	California Revenue, Pathways Home Health Hospice, LOC-U.S. Bank, 3.730%, 7/5/07 (a)	6,070,000
7,330,000	Eskaton Village-Roseville, LOC-KBC Bank NV, 3.720%, 7/5/07 (a)	7,330,000
5,000,000	California Statewide CDA Revenue, Senior Presbyterian Homes, Series B, LOC-Bank of America, 3.680%, 7/5/07 (a)	5,000,000
12,550,000	California Statewide Community Development Corp., COP, Covenant Retirement Communities, LOC-LaSalle National Bank, 3.680%, 7/5/07 (a)	12,550,000
21,200,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3943, MBIA-Insured, LIQ-Merrill Lynch, 3.750%, 7/5/07 (a)	21,200,000

	Total Life Care Systems	52,150,000

Miscellaneous — 7.5%
	ABAG Finance Authority for Nonprofit Corp.:
3,000,000	Revenue, Institute Defense Analyses, AMBAC-Insured, SPA-Wachovia Bank, 3.740%, 7/5/07 (a)	3,000,000
6,500,000	Saint Anthony Foundation, LOC-Bank of America, 3.650%, 7/5/07 (a)	6,500,000
50,000,000	California Communities Note Program, Note Participations, TRAN, Series A-4, County of San Bernardino, 4.500% due 6/30/08	50,422,000
10,000,000	California Infrastructure & Economic Development Bank Revenue, Academy of Motion Pictures, AMBAC-Insured, SPA-JPMorgan Chase, 3.720%, 7/5/07 (a)	10,000,000
	California Statewide CDA Revenue:
1,410,000	Nonprofits Insurance Alliance, Series A, LOC-Comerica Bank, 3.650%, 7/5/07 (a)	1,410,000
16,850,000	North Peninsula Jewish Community Center, LOC-Bank of America, 3.810%, 7/2/07 (a)	16,850,000
4,000,000	Contra Costa County, CA, TRAN, Series A, County GTD, 4.500% due 12/11/07	4,013,234

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

Miscellaneous — 7.5% (continued)
	Los Angeles, CA:
	Municipal Importation Corp.:
$1,000,000	3.650% due 8/6/07	$1,000,000
15,000,000	3.720% due 8/6/07	15,000,000
	Municipal Improvement Corp.:
20,000,000	3.690% due 7/3/07	20,000,000
14,500,000	3.570% due 8/6/07	14,500,000
10,000,000	3.630% due 8/15/07	10,000,000
16,500,000	3.650% due 8/15/07	16,500,000
3,500,000	3.700% due 8/15/07	3,500,000
3,000,000	Oakland, CA, Revenue, MERLOT, Series M, AMBAC-Insured, SPA-Wachovia Bank, PART, 3.770%, 7/4/07 (a)	3,000,000
9,320,000	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities Revenue, Floater Certificates, Series 464, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	9,320,000
5,395,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4086, FGIC-Insured, LIQ-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	5,395,000
6,500,000	Ventura County, CA, 3.620% due 8/13/07	6,500,000

	Total Miscellaneous	196,910,234

Pollution Control — 1.3%
	California PCFA:
19,475,000	Environmental Improvement Revenue, Atlantic Richfield Co., 3.720%, 7/4/07 (a)(c)	19,475,000
	Solid Waste Disposal Revenue:
9,970,000	Garaventa Enterprises, Series A, LOC-Bank of America, 3.780%, 7/4/07 (a)(c)	9,970,000
3,500,000	Garden City Sanitation, Series A, LOC-Comerica Bank, 3.830%, 7/4/07 (a)(c)	3,500,000

	Total Pollution Control	32,945,000

Public Facilities — 2.9%
11,970,000	Contra Costa County, CA, Public Financing Authority, Lease Revenue, Series 1804, MBIA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	11,970,000
30,950,000	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust, 3.750%, 7/5/07 (a)	30,950,000
16,675,000	Sacramento County, CA, COP, Administration Center and Court House Project, LOC-Bayerische Landesbank, 3.630%, 7/6/07 (a)	16,675,000
16,940,000	Sacramento, CA, Lease Revenue MSTC, Series 2025, Class A, AMBAC-Insured, LIQ-Bear Stearns, 3.730%, 7/5/07 (a)(b)	16,940,000

	Total Public Facilities	76,535,000

Solid Waste — 1.5%
	California PCFA:
2,625,000	Alameda County Industrial Project, Series A, LOC-Wells Fargo Bank, 3.780%, 7/4/07 (a)(c)	2,625,000
3,030,000	Athens Disposal Inc. Project, Series A, LOC-Wells Fargo Bank, 3.780%, 7/4/07 (a)(c)	3,030,000
6,345,000	Athens Services Project, Series A, LOC-Wells Fargo Bank, 3.780%, 7/4/07 (a)(c)	6,345,000
1,190,000	BLT Enterprises, Series A, LOC-Wells Fargo Bank, 3.780%, 7/4/07 (a)(c)	1,190,000
	Blue Line Transfer Inc. Project:
7,865,000	LOC-Wells Fargo Bank, 3.780%, 7/4/07 (a)(c)	7,865,000
2,130,000	Series A, LOC-Wells Fargo Bank, 3.780%, 7/4/07 (a)(c)	2,130,000
8,905,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank, 3.780%, 7/5/07 (a)(c)	8,905,000
975,000	Garaventa Enterprises Inc., LOC-Bank of America, 3.780%, 7/5/07 (a)(c)	975,000
2,620,000	Willits Project, Series A, LOC-Wells Fargo Bank, 3.780%, 7/5/07 (a)(c)	2,620,000
5,000,000	California PCFA, Solid Waste Disposal Revenue, Greenwaste Recovery Income, Series A, LOC-Comerica Bank, 3.830%, 7/4/07 (a)(c)	5,000,000

	Total Solid Waste	40,685,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

Tax Allocation — 4.1%
$70,300,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa Vizcaya and Banco Santander PR, 4.500% due 7/30/07	$70,351,153
4,345,000	Puttable Floating Option Tax-Exempt Receipts, San Bernadino, Series PT-4167, AMBAC-Insured, SPA-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	4,345,000
15,400,000	San Pablo, CA, RDA, Subordinated Tax Allocation-10th Township Project, AMBAC-Insured, SPA-Dexia Credit Local, 3.880%, 7/2/07 (a)	15,400,000
17,885,000	Westminster, CA, RDA, Tax Allocation Revenue, Commercial Redevelopment Project Number 1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.650%, 7/5/07 (a)	17,885,000

	Total Tax Allocation	107,981,153

Transportation — 7.2%
1,100,000	Bay Area Toll Authority, California Toll Bridge Revenue, San Francisco Bay Area, Series A, AMBAC-Insured, SPA-Bayerische Landesbank, Landesbank Hessen-Thuringen, 3.550%, 7/5/07 (a)	1,100,000
44,740,000	California Infrastructure & Economic Development Bank Revenue, Series 1485, AMBAC-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	44,740,000
	Los Angeles County, CA, MTA:
4,000,000	3.690% due 7/2/07	4,000,000
2,100,000	3.710% due 7/2/07	2,100,000
10,649,000	3.710% due 8/2/07	10,649,000
2,875,000	Sales Tax Revenue, Series 837, PART, AMBAC-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	2,875,000
	Port of Oakland, CA:
5,700,000	LOC-JP Morgan Chase, Bank of America TECP, 3.690% due 7/9/07	5,700,000
19,675,000	Series 2005-5, PART, FGIC-Insured, SPA-ABN AMRO Bank, 3.780%, 7/5/07 (a)(b)(c)	19,675,000
	Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
3,460,000	MERLOT, Series FFF, PART, MBIA-Insured, SPA-Wachovia Bank, 3.770%, 7/4/07 (a)	3,460,000
8,735,000	Series PA-114, MBIA-Insured, SPA-Merrill Lynch Capital Services, 3.740%, 7/5/07 (a)	8,735,000
4,660,000	Puerto Rico Commonwealth Highway & Transportation Authority, Highway Revenue, Floats PA 472, PART, FSA-Insured, LIQ-Merrill Lynch, 3.740%, 7/5/07 (a)	4,660,000
	Riverside County, CA, Transit Commission, TECP:
9,500,000	3.700% due 8/15/07	9,500,000
2,350,000	3.710% due 8/2/07	2,350,000
10,904,000	3.720% due 8/13/07	10,904,000
	San Francisco, CA:
7,965,000	Bay Area Rapid Transit District, Sales Tax Revenue, Series 1318-X, MBIA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	7,965,000
	TECP, County Transportation Authority, LIQ-Landesbank Baden-Wurttemberg:
14,100,000	3.690% due 7/2/07	14,100,000
18,750,000	3.620% due 7/16/07	18,750,000
17,150,000	3.710% due 8/1/07	17,150,000

	Total Transportation	188,413,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

Utilities — 14.7%
$8,700,000	Adelanto, CA, Public Utility Authority, Utility Systems Project, Series A, AMBAC-Insured, SPA-Dexia Credit Local, 3.880%, 7/2/07 (a)	$8,700,000
8,150,000	California Infrastructure & Economic Development Bank Revenue, ISO, Series C, MBIA-Insured, 3.700%, 7/4/07 (a)	8,150,000
	California PCFA, PCR, Pacific Gas & Electric:
23,900,000	Series B, LOC-Bank One, 3.910%, 7/2/07 (a)(c)	23,900,000
16,000,000	Series C, LOC-Bank One, 3.880%, 7/2/07 (a)	16,000,000
16,800,000	Series E, LOC-JPMorgan Chase, 3.840%, 7/2/07 (a)	16,800,000
11,900,000	Series F, LOC-Bank One, 3.840%, 7/2/07 (a)	11,900,000
	California State Department of Water Resources Power Supply Revenue:
25,000,000	Series C-02, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.700%, 7/5/07 (a)	25,000,000
26,120,000	Series C-08, LOC-Bayerische Landesbank, 3.700%, 7/5/07 (a)	26,120,000
21,500,000	Series C-17, LOC-Bank of New York, 3.670%, 7/5/07 (a)	21,500,000
25,000,000	Subordinated Series G-10, FGIC-Insured, SPA-Depfa Bank PLC, 3.690%, 7/5/07 (a)	25,000,000
21,000,000	East Bay, CA, MUD, Revenue, TECP, 3.640% due 8/7/07	21,000,000
6,155,000	Long Beach, CA, Revenue, LOC-Allied Irish Bank PLC, 3.740% due 8/7/07	6,155,000
	Los Angeles, CA, Department of Water & Power:
6,550,000	Sub-Series A-5, SPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wurttemberg, State Street Bank, and Westdeutsche Landesbank, 3.700%, 7/5/07 (a)	6,550,000
	TECP, LIN-Dexia Credit Local:
17,000,000	3.620% due 8/8/07	17,000,000
12,500,000	3.670% due 8/8/07	12,500,000
5,600,000	3.620% due 9/4/07	5,600,000
10,000,000	3.630% due 9/4/07	10,000,000
18,000,000	3.630% due 9/7/07	18,000,000
	MSR Public Power Agency, San Juan Project:
12,700,000	Series E, MBIA-Insured, SPA-JPMorgan Chase, 3.700%, 7/5/07 (a)	12,700,000
8,900,000	Subordinated Lien, Series F, MBIA-Insured, SPA-Bank One, 3.810%, 7/2/07 (a)	8,900,000
	Puerto Rico Electric Power Authority Revenue:
2,900,000	PART, MSTC, Series SGA 44, MBIA-Insured, SPA-Societe Generale, 3.740%, 7/4/07 (a)	2,900,000
8,000,000	Series PT-2636, FGIC-Insured, LIQ-Merrill Lynch, 3.740%, 7/5/07 (a)	8,000,000
13,215,000	Roseville, CA, Electric Systems Revenue COP, SPA-Dexia Credit Local, FSA-Insured, 3.690%, 7/5/07 (a)	13,215,000
	Sacramento, CA, MUD:
7,135,000	Financing Authority Revenue, Series PT-3467, MBIA-Insured, LIQ-Merrill Lynch, 3.750%, 7/5/07 (a)	7,135,000
17,670,000	Series 2003-17, PART, SPA-ABN AMRO Bank, 3.740%, 7/5/07 (a)	17,670,000
	San Francisco, CA, TECP:
5,000,000	3.700% due 8/2/07	5,000,000
3,500,000	3.650% due 8/8/07	3,500,000
25,650,000	Walnut, CA Energy Center Authority, 3.520% due 7/11/07	25,650,000

	Total Utilities	384,545,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007
Face Amount	Security	Value

Water & Sewer — 11.7%
$30,400,000	California State Department of Water Resources and Power Supply Revenue, Subordinated Series G-8, MBIA-Insured, SPA-JPMorgan Chase, 3.700%, 7/5/07 (a)	$30,400,000
	California State Department of Water, TECP, Series 1, LIQ-Landesbank Hessen-Thuringen:
5,360,000	3.680% due 7/10/07	5,360,000
11,682,000	3.650% due 7/25/07	11,682,000
1,600,000	California Statewide CDA, Solid Waste Facilities Revenue, Chevron U.S.A. Inc. Project, 3.770%, 7/4/07 (a)(c)	1,600,000
17,280,000	City of Santa Rosa, CA, Wastewater Revenue, Refunding Series A, LOC-Landesbank Baden-Wurttemberg, 3.650%, 7/5/07 (a)	17,280,000
3,600,000	East Bay, CA, MUD Water Systems Revenue, Series B, FSA-Insured, SPA-Dexia Credit Local, 3.700%, 7/4/07 (a)	3,600,000
	Los Angeles County, CA, Sanitation Districts Financing Authority Revenue:
12,695,000	Series 1686, AMBAC-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	12,695,000
20,060,000	Series 1692, AMBAC-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	20,060,000
2,500,000	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Subordinated Series B-1, SPA-Banco Bilboa Vizcaya, 3.750%, 7/5/07 (a)	2,500,000
15,899,000	Los Angeles, CA, Waste Water Systems Revenue, Series 318, PART, FGIC-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	15,899,000
5,000,000	Los Angeles, CA, Water & Power Revenue, Power System, Subordinated Series A-8, 3.660%, 7/5/07 (a)	5,000,000
	Metropolitan Water District of Southern California:
29,200,000	Refunding, Series B2, SPA-Dexia Credit Local, 3.800%, 7/5/07 (a)	29,200,000
130,000	Series A, SPA-Landesbank Baden-Wuerttemberg, 3.750%, 7/5/07 (a)	130,000
21,075,000	Series B-1, SPA-Dexia Credit Local, 3.800%, 7/5/07 (a)	21,075,000
25,000,000	Series C, SPA-Dexia Credit Local, 3.680%, 7/5/07 (a)	25,000,000
2,560,000	Series C-2, SPA-Dexia Credit Local, 3.700%, 7/5/07 (a)	2,560,000
	Waterworks Revenue:
115,000	Refunding, Series A-1, SPA-JPMorgan Chase, 3.700%, 7/5/07 (a)	115,000
4,900,000	Series B-1, SPA-Westdeutsche Landesbank Gironzentrale, 3.700%, 7/2/07 (a)	4,900,000
2,260,000	Modesto, CA, Irrigation District, COP, Series PT-3539, AMBAC-Insured, SPA-Merrill Lynch Capital Services, 3.750%, 7/5/07 (a)	2,260,000
15,685,000	Orange County, CA, Sanitation Districts, COP, SPA-Depfa Bank PLC, 3.850%, 7/2/07 (a)	15,685,000
5,050,000	Sacramento, CA, Area Flood Control Agency, Series PT-3227, AMBAC-Insured, LIQ-Merrill Lynch, 3.750%, 7/5/07 (a)	5,050,000
9,500,000	San Diego County, CA, Water Authority Revenue, 3.700% due 9/10/07	9,500,000
	San Diego, CA, Water Authority:
10,000,000	3.630% due 9/4/07	10,000,000
8,500,000	3.650% due 7/3/07	8,500,000
24,000,000	3.720% due 8/14/07	24,000,000
16,990,000	San Francisco, CA, City & County Public Utilities Commission Water Revenue, Series 1643, FSA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	16,990,000
4,450,000	Vallejo, CA, Water Revenue, Series A, LOC-JPMorgan Chase, 3.710%, 7/4/07 (a)	4,450,000

	Total Water & Sewer	305,491,000

	TOTAL INVESTMENTS — 103.0% (Cost — $2,698,395,946#)	2,698,395,946
	Liabilities in Excess of Other Assets — (3.0)%	(77,897,871)

	TOTAL NET ASSETS — 100.0%	$2,620,498,075

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG - Association of Bay Area Governor

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

AMBAC - Ambac Assurance Corporation

CDA - Community Development Authority

COP - Certificate of Participation

EFA - Educational Facilities Authority

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GO - General Obligation

GTD - Guaranteed

HFA - Housing Finance Authority

ISO - Independent System Operator

LIN - Line of Credit

LIQ - Liquidity Facility

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

MERLOT - Municipal Exempt Receipts Liquidity Optional Tender

MFA - Municipal Finance Authority

MFH - Multi-Family Housing

MSTC - Municipal Securities Trust Certificates

MTA - Metropolitan Transportation Authority

MUD - Municipal Utilities District

PART - Partnership Structure

PCFA - Pollution Control Finance Authority

PCR - Pollution Control Revenue

RDA - Redevelopment Agency

SPA - Standby Bond Purchase Agreement

ST GTD - State Guaranteed

TECP - Tax Exempt Commercial Paper

TRAN - Tax and Revenue Anticipation Notes

USD - Unified School District

Ratings Table (June 30, 2007) (unaudited)

As a Percent of Total Investments

S&P / Moodys / Fitch**
A-1	65.2%
SP-1	11.4
VMIG1	8.0
F-1	8.0
AAA/Aaa	3.2
AA/Aa	0.4
NR	3.8
100.0%

** S&P primary; Moodys secondary, then Fitch.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

California Money Market Portfolio (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule
2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust
By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: August 24, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date: August 24, 2007